Condensed Statement of Operations - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 577,950	$ 431,549	$ 183,619	$ 3,756,538
Administrative expenses from related party	54,970	51,460		287,618
Loss from operations	(632,920)	(483,009)	(183,619)	(4,044,156)
Other income:
Other expenses	(100,000)
Interest earned on marketable securities held in Trust Account	1,631,158	20,442	1,924	2,932,192
Net loss	998,238	(462,567)	(181,695)	(1,111,964)
Net loss attributable to Seamless Group Inc.	$ 998,238	$ (462,567)
Seamless Group Inc [Member]
Revenue				55,500,917	$ 57,501,370
Cost of revenue				(39,880,947)	(39,604,341)
Gross profit				15,619,970	17,897,029
Selling expenses				(95,174)	(112,892)
General and administrative expenses				(25,539,467)	(18,163,856)
Loss from operations				(10,014,671)	(379,719)
Other income:
Finance costs, net				(8,200,112)	(11,539,349)
Other income				3,405,486	2,635,641
Other expenses				(802,634)	(2,848,170)
Loss before income tax				(15,611,931)	(12,131,597)
Income tax expense				(113,782)	(753,703)
Net loss				(15,725,713)	(12,885,300)
Net income attributable to non-controlling interests				(952,422)	(1,963,899)
Net loss attributable to Seamless Group Inc.				$ (16,678,135)	$ (14,849,199)
Shares used in loss per share computation, basic and diluted				58,030,000	58,030,000
Loss per share, basic and diluted				$ (0.29)	$ (0.26)
Other comprehensive income (loss):
Foreign currency translation adjustments				$ 2,402	$ 26,245
Total comprehensive loss				(15,723,311)	(12,859,055)
Total comprehensive income attributable to non-controlling interests				(966,184)	(1,969,901)
Total comprehensive loss attributable to Seamless Group Inc.				(16,689,495)	$ (14,828,956)
Common Class A [Member]
Other income:
Net loss attributable to Seamless Group Inc.			$ 62,717	$ 860,883
Shares used in loss per share computation, basic and diluted	14,560,700	19,999,880	2,550,320	19,999,880
Loss per share, basic and diluted	$ 0.05	$ (0.02)	$ (0.02)	$ (0.04)
Common Class B [Member]
Other income:
Net loss attributable to Seamless Group Inc.			$ 118,978	$ 251,081
Shares used in loss per share computation, basic and diluted	5,833,083	5,833,083	4,838,142	5,833,083
Loss per share, basic and diluted	$ 0.05	$ (0.02)	$ (0.02)	$ (0.04)